VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Aerospace & Defense—1.4%
Axon Enterprise, Inc.(1)	70,000	$ 21,902
Automobiles—2.4%
Tesla, Inc.(1)	210,000	36,916
Broadline Retail—7.5%
Amazon.com, Inc.(1)	435,000	78,466
Global-e Online Ltd.(1)	275,000	9,996
MercadoLibre, Inc.(1)	18,000	27,215
		115,677

Capital Markets—0.5%
Broadridge Financial Solutions, Inc.	40,000	8,194
Communications Equipment—1.5%
Arista Networks, Inc.(1)	63,000	18,269
Cisco Systems, Inc.	94,500	4,716
		22,985

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp. Class A	100,000	11,535
CDW Corp.	15,500	3,965
		15,500

Financial Services—2.6%
Dlocal Ltd. Class A(1)	220,000	3,234
Mastercard, Inc. Class A	25,000	12,039
Toast, Inc. Class A(1)	360,000	8,971
Visa, Inc. Class A	55,000	15,350
		39,594

Ground Transportation—1.2%
Uber Technologies, Inc.(1)	230,000	17,708
Hotels, Restaurants & Leisure—0.5%
Booking Holdings, Inc.	2,000	7,256
Interactive Media & Services—15.8%
Alphabet, Inc. Class C(1)	770,000	117,240
Meta Platforms, Inc. Class A	260,000	126,251
		243,491

	Shares	Value

IT Services—5.6%
Accenture plc Class A	20,000	$ 6,932
MongoDB, Inc. Class A(1)	60,100	21,554
Shopify, Inc. Class A(1)	500,000	38,585
Snowflake, Inc. Class A(1)	120,000	19,392
		86,463

Machinery—0.3%
Symbotic, Inc. Class A(1)	100,000	4,500
Media—2.2%
Trade Desk, Inc. (The) Class A(1)	390,000	34,094
Real Estate Management & Development—0.3%
DigitalBridge Group, Inc.	213,000	4,104
Semiconductors & Semiconductor Equipment—29.0%
Advanced Micro Devices, Inc.(1)	385,000	69,489
Applied Materials, Inc.	70,000	14,436
ARM Holdings plc ADR(1)	50,000	6,249
ASML Holding N.V. Registered Shares	27,000	26,203
Broadcom, Inc.	31,700	42,015
First Solar, Inc.(1)	110,000	18,568
KLA Corp.	18,000	12,574
Micron Technology, Inc.	310,000	36,546
Monolithic Power Systems, Inc.	40,000	27,097
NVIDIA Corp.	178,800	161,557
NXP Semiconductors N.V.	85,000	21,060
QUALCOMM, Inc.	67,700	11,462
		447,256

Software—23.1%
Adobe, Inc. (1)	45,000	22,707
Cadence Design Systems, Inc.(1)	50,000	15,564
Crowdstrike Holdings, Inc. Class A(1)	81,100	26,000
Datadog, Inc. Class A(1)	120,000	14,832
DoubleVerify Holdings, Inc.(1)	310,000	10,900
HubSpot, Inc.(1)	12,000	7,519
Intuit, Inc.	18,000	11,700
Microsoft Corp.	293,000	123,271
	Shares	Value

Software—continued
Oracle Corp.	150,000	$ 18,841
Palo Alto Networks, Inc.(1)	140,000	39,778
Salesforce, Inc.	58,000	17,468
ServiceNow, Inc.(1)	50,000	38,120
Zscaler, Inc.(1)	46,000	8,861
		355,561

Technology Hardware, Storage & Peripherals—4.7%
Apple, Inc.	400,000	68,592
Dell Technologies, Inc. Class C	40,000	4,564
		73,156

Total Common Stocks (Identified Cost $745,982)		1,534,357

Total Long-Term Investments—99.6% (Identified Cost $745,982)		1,534,357

TOTAL INVESTMENTS—99.6% (Identified Cost $745,982)		$1,534,357
Other assets and liabilities, net—0.4%		6,489
NET ASSETS—100.0%		$1,540,846

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Netherlands	3
Canada	3
Uruguay	2
Israel	1
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,534,357	$1,534,357
Total Investments	$1,534,357	$1,534,357
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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